Loans and Allowance for Credit Losses	12 Months Ended
Mar. 31, 2023
Receivables [Abstract]
Loans and Allowance for Credit Losses	LOANS AND ALLOWANCE FOR CREDIT LOSSES
The MUFG Group classifies its loan portfolio into the following portfolio segments—Commercial, Residential, Card, MUAH, Krungsri, and Other based on the grouping used by the MUFG Group to determine the allowance for credit losses. The MUFG Group further classifies the Commercial segment into classes based on initial measurement attributes, risk characteristics, and its method of monitoring and assessing credit risk. See Note 1 for further information.
However, for the fiscal year ended March 2023, the MUAH segment is included in the Other segment in the respective tables, because its importance as a segment declined as a result of the sale of MUFG Union Bank and an internal reorganization within the MUFG Group. The reorganization involved the transfer of assets, including loans of ¥2,614,535 million from the MUAH segment to the Commercial segment on November 14, 2022. See Note 2 for further information.
Total Outstanding Loans and Past Due Analysis
The table below presents total outstanding loans and past due analysis by class at March 31, 2022 and 2023.

	Past Due
At March 31, 2022:	1-3 months	Greater Than 3 months	Total Past Due	Current	Loans Held for Sale(1)	Total Loans	Past Due 90 Days and Accruing
	(in millions)
Commercial
Domestic	¥12,556	¥9,138	¥21,694	¥53,953,767	¥69,257	¥54,044,718	¥3,260
Foreign	17,405	10,598	28,003	34,578,265	374,011	34,980,279	—
Residential	32,078	13,598	45,676	13,255,829	—	13,301,505	3,360
Card	10,250	26,818	37,068	427,198	—	464,266	—
MUAH	625	—	625	2,741,503	70,841	2,812,969	—
Krungsri	115,636	126,494	242,130	6,580,635	—	6,822,765	—
Other	21,729	21,152	42,881	1,002,240	—	1,045,121	—
Total	¥210,279	¥207,798	¥418,077	¥112,539,437	¥514,109	¥113,471,623	¥6,620
Unearned income, unamortized premiums—net and deferred loan fees—net						(322,230)
Total						¥113,149,393

	Past Due
At March 31, 2023:	1-3 months	Greater Than 3 months	Total Past Due	Current	Loans Held for Sale	Total Loans	Past Due 90 Days and Accruing
	(in millions)
Commercial
Domestic	¥6,599	¥12,485	¥19,084	¥55,519,315	¥87,659	¥55,626,058	¥2,652
Foreign	8,818	33,203	42,021	41,268,228	879,423	42,189,672	12,158
Residential	32,514	11,496	44,010	12,830,845	—	12,874,855	3,342
Card	14,992	26,587	41,579	431,263	—	472,842	—
Krungsri	188,802	136,627	325,429	7,457,206	—	7,782,635	—
Other(2)	14,241	20,235	34,476	1,375,934	—	1,410,410	—
Total	¥265,966	¥240,633	¥506,599	¥118,882,791	¥967,082	¥120,356,472	¥18,152
Unearned income, unamortized premiums—net and deferred loan fees—net						(401,012)
Total						¥119,955,460

Notes:
(1)Does not include the loans in transferred business of MUFG Union Bank to U.S. Bancorp, which is included in Other assets in the accompanying consolidated balance sheets at March 31, 2022. See Note 2 for further information.
(2)The Other segment in the above table included loans of ¥176,691 million, which was previously included in the MUAH segment, at March 31, 2023.
Nonaccrual Loans
Originated loans are generally placed on nonaccrual status when substantial doubt exists as to the full and timely collection of either principal or interest, when principal or interest is contractually past due one month or more with respect to loans within all classes of the Commercial segment, three months or more with respect to loans within the Card, MUAH, and Krungsri segments, and six months or more with respect to loans within the Residential segment. See Note 1 for further information.
The information on nonaccrual loans by class at March 31, 2022 and 2023, and recognized interest income on nonaccrual loans by class for the fiscal years ended March 31, 2022 and 2023 are shown below:

	Recorded Loan Balance
March 31, 2022:	Nonaccrual Loans(1)	Nonaccrual Loans Not Requiring an Allowance for Credit Losses(2)	Recognized Interest Income
	(in millions)
Commercial
Domestic	¥633,768	¥109,919	¥6,532
Foreign	224,566	84,837	4,734
Residential	56,175	3,579	811
Card	62,578	—	25
MUAH	15,349	—	77
Krungsri	165,775	2,824	4,076
Other	26,618	7	3,688
Total	¥1,184,829	¥201,166	¥19,943

	Recorded Loan Balance
March 31, 2023:	Nonaccrual Loans(1)	Nonaccrual Loans Not Requiring an Allowance for Credit Losses(2)	Recognized Interest Income
	(in millions)
Commercial
Domestic	¥401,836	¥99,657	¥5,409
Foreign	246,675	65,242	5,918
Residential	47,910	3,962	1,052
Card	67,159	—	17
Krungsri	211,705	3,286	6,482
Other	29,848	5	3,885
Total	¥1,005,133	¥172,152	¥22,763

Notes:
(1)Nonaccrual loans in the above table do not include loans held for sale of ¥7,946 million and ¥9,205 million at March 31, 2022 and 2023, respectively.
(2)These loans do not require an allowance for credit losses because the recorded loan balance equals, or does not exceed, the present value of expected future cash flows discounted at the loans’ original effective interest rate, or the fair value of the collateral if the loan is a collateral-dependent loan.
Troubled Debt Restructurings
The following table summarizes the MUFG Group’s TDRs by class for the fiscal years ended March 31, 2021, 2022 and 2023:

	2021		2022
	Troubled Debt Restructurings
	Pre- Modification Outstanding Recorded Investment	Post- Modification Outstanding Recorded Investment	Pre- Modification Outstanding Recorded Investment	Post- Modification Outstanding Recorded Investment
	(in millions)
Commercial(1)(3)
Domestic	¥39,282	¥39,282	¥168,348	¥167,342
Foreign	33,839	33,839	16,144	16,144
Residential(1)(3)	18,121	18,121	22,484	22,484
Card(2)(3)	20,857	19,737	20,937	19,824
MUAH(2)(3)	22,801	22,763	11,384	11,384
Krungsri(2)(3)	18,548	18,548	14,869	14,869
Other(2)	24,968	24,956	11,403	11,403
Total	¥178,416	¥177,246	¥265,569	¥263,450

	2021	2022
	Troubled Debt Restructurings That Subsequently Defaulted
	Recorded Investment
	(in millions)
Commercial(1)(3)
Domestic	¥16,179	¥12,020
Foreign	9,861	13,180
Residential(1)(3)	157	203
Card(2)(3)	2,733	2,746
MUAH(2)(3)	3,437	—
Krungsri(2)(3)	6,226	5,657
Other(2)	857	4,715
Total	¥39,450	¥38,521

Notes:
(1)TDRs for the Commercial and Residential segments include accruing loans, and do not include nonaccrual loans.
(2)TDRs for the Card, MUAH, Krungsri and Other segments include accrual and nonaccrual loans.
(3)For the fiscal year ended March 31, 2021, extension of the stated maturity date of loans was the primary concession type in the Commercial, Residential and Krungsri segments, reduction in the stated rate was the primary concession type in the Card segment and forbearance was the primary concession type in the MUAH segment. For the fiscal year ended March 31, 2022, extension of the stated maturity date of loans was the primary concession type in the Commercial, Residential and Krungsri segments, reduction in the stated rate was the primary concession type in the Card segment and forbearance was the primary concession type in the MUAH segment.

	2023
	Troubled Debt Restructurings
	Pre- Modification Outstanding Recorded Investment	Post- Modification Outstanding Recorded Investment
	(in millions)
Commercial(1)(3)
Domestic	¥68,477	¥68,477
Foreign	35,319	35,319
Residential(1)(3)	15,291	15,291
Card(2)(3)	22,355	21,407
Krungsri(2)(3)	94,790	94,790
Other(2)	21,141	21,141
Total	¥257,373	¥256,425

2023
Troubled Debt Restructurings That Subsequently Defaulted
Recorded Investment
(in millions)
Commercial(1)(3)
Domestic	¥8,123
Foreign	11,945
Residential(1)(3)	116
Card(2)(3)	2,783
Krungsri(2)(3)	5,289
Other(2)	1,569
Total	¥29,825

Notes:
(1)TDRs for the Commercial and Residential segments include accruing loans, and do not include nonaccrual loans.
(2)TDRs for the Card, Krungsri and Other segments include accrual and nonaccrual loans.
(3)For the fiscal year ended March 31, 2023, extension of the stated maturity date of loans was the primary concession type in the Commercial, Residential and Krungsri segments and reduction in the stated rate was the primary concession type in the Card segment.
A modification of terms of a loan under a TDR mainly involves: (i) a reduction in the stated interest rate applicable to the loan, (ii) an extension of the stated maturity date of the loan, (iii) a partial forgiveness of the principal of the loan, or (iv) a combination of all of these. The amount of pre-modification outstanding recorded investment and post-modification outstanding recorded investment may differ due to write-offs made as part of the concession. The impact of write-offs associated with TDRs on the MUFG Group’s results of operations for the fiscal years ended March 31, 2021, 2022 and 2023 was not material.
TDRs for the Commercial and Residential segments in the above tables include accruing loans, and do not include nonaccrual loans. Once a loan is classified as a nonaccrual loan, a modification would have little likelihood of resulting in the recovery of the loan in view of the severity of the financial difficulty of the borrower. Therefore, even if a nonaccrual loan is modified, the loan continues to be classified as a nonaccrual loan. The vast majority of modifications to nonaccrual loans are temporary extensions of the maturity dates, typically for periods up to 90 days, and continually made as the borrower is unable to repay or refinance the loan at the extended maturity. Accordingly, the impact of such TDRs on the outstanding recorded investment is immaterial, and the vast majority of nonaccrual TDRs have subsequently defaulted.
TDRs that subsequently defaulted in the Commercial and Residential segments in the above tables include those accruing loans that became past due one month or more within the Commercial segment and six months or more within the Residential segment, and those accruing loans reclassified to nonaccrual loans due to financial difficulties even without delinquencies. This is because classification as a nonaccrual loan is regarded as default under the MUFG Group’s credit policy. Also, the MUFG Group defines default as payment default for the purpose of the disclosure.
In regards to the Card, MUAH, Krungsri and Other segments, the TDRs in the above tables represent nonaccrual and accruing loans, and the defaulted loans in the above table represent nonaccrual and accruing loans that became past due one month or more within the Card segment, 60 days or more within the MUAH segment, and six months or more within the Krungsri segment.
Historical payment defaults are one of the factors considered when projecting future cash flows in determining the allowance for credit losses for each segment.
The MUFG Group provided commitments to extend credit to customers with TDRs. The amounts of such commitments were ¥132,456 million and ¥101,339 million at March 31, 2022 and 2023, respectively. See Note 24 for further discussion of commitments to extend credit.
In the Krungsri segment, TDR accounting was suspended for loan modifications, where COVID-19 related short-term modifications (i.e., six months or less) were granted to loans that were current as of the loan modification date, based on interagency statements issued by the U.S. federal bank regulatory agencies. These loan modifications included payment deferrals and reductions in stated rate, and the related borrowers’ past due and nonaccrual status will not be impacted during the deferral period. Interest income will continue to be recognized over the contractual life of the loan.
Credit Quality Indicator
Credit quality indicators of loans and fiscal year of origination by class at March 31, 2022 and 2023 are shown below:

	Term Loans Amortized Cost Basis by Origination Year						Revolving Loans Amortized Cost Basis	Revolving Loans Converted to Term Loans Amortized Cost Basis	Total(1)
At March 31, 2022:	2021	2020	2019	2018	2017	Prior
	(in millions)
Commercial:	¥27,445,726	¥10,850,943	¥7,634,337	¥6,509,048	¥3,924,194	¥8,827,987	¥23,380,258	¥9,236	¥88,581,729
Domestic	19,038,698	7,937,529	5,003,439	4,499,174	2,817,819	6,639,931	8,038,871	—	53,975,461
Normal	18,756,933	7,646,272	4,669,784	4,335,640	2,698,956	6,205,070	7,686,772	—	51,999,427
Close Watch	257,276	266,311	167,387	150,834	104,047	307,367	306,193	—	1,559,415
Likely to become Bankrupt or Legally/Virtually Bankrupt	24,489	24,946	166,268	12,700	14,816	127,494	45,906	—	416,619
Foreign	8,407,028	2,913,414	2,630,898	2,009,874	1,106,375	2,188,056	15,341,387	9,236	34,606,268
Normal	8,250,729	2,814,362	2,501,594	1,881,532	1,031,105	2,031,243	15,089,995	1,912	33,602,472
Close Watch	149,502	90,355	73,253	110,170	36,274	93,622	223,203	7,324	783,703
Likely to become Bankrupt or Legally/Virtually Bankrupt	6,797	8,697	56,051	18,172	38,996	63,191	28,189	—	220,093
Residential	¥782,446	¥641,706	¥976,736	¥866,282	¥900,959	¥9,104,691	¥28,685	¥—	¥13,301,505
Accrual	782,314	641,499	976,162	865,761	900,120	9,054,326	26,460	—	13,246,642
Nonaccrual	132	207	574	521	839	50,365	2,225	—	54,863
Card	¥19	¥106	¥182	¥175	¥276	¥437	¥400,552	¥62,519	¥464,266
Accrual	1	8	8	9	13	41	387,648	13,960	401,688
Nonaccrual	18	98	174	166	263	396	12,904	48,559	62,578
MUAH	¥364,236	¥306,134	¥147,821	¥62,455	¥50,264	¥122,149	¥1,689,069	¥—	¥2,742,128
Credit Quality Based on Internal Credit Ratings
Pass	357,334	298,658	126,083	48,653	43,938	117,778	1,642,946	—	2,635,390
Special Mention	3,106	—	20,013	2,415	5,981	805	33,471	—	65,791
Classified	3,796	7,476	1,725	11,387	345	3,566	12,652	—	40,947
Krungsri	¥1,350,265	¥964,094	¥901,955	¥680,090	¥329,847	¥481,981	¥2,099,727	¥14,806	¥6,822,765
Performing	1,297,054	891,374	788,828	573,840	270,783	363,905	1,961,481	—	6,147,265
Under-Performing	42,326	58,084	90,519	80,841	45,982	78,690	113,283	—	509,725
Non-Performing	10,885	14,636	22,608	25,409	13,082	39,386	24,963	14,806	165,775
Other	¥400,482	¥143,336	¥85,496	¥40,445	¥35,346	¥—	¥340,016	¥—	¥1,045,121
Accrual	398,744	136,317	83,278	38,609	32,934	—	328,621	—	1,018,503
Nonaccrual	1,738	7,019	2,218	1,836	2,412	—	11,395	—	26,618

	Term Loans Amortized Cost Basis by Origination Year						Revolving Loans Amortized Cost Basis	Revolving Loans Converted to Term Loans Amortized Cost Basis	Total(1)
At March 31, 2023:	2022	2021	2020	2019	2018	Prior
	(in millions)
Commercial:	¥32,957,651	¥10,100,587	¥8,626,319	¥5,653,421	¥4,385,807	¥9,366,641	¥25,743,172	¥15,050	¥96,848,648
Domestic	20,132,474	6,099,692	6,675,895	4,002,329	3,214,528	7,406,590	8,006,891	—	55,538,399
Normal	19,867,845	5,957,659	6,472,135	3,823,755	3,126,146	6,722,981	7,722,379	—	53,692,900
Close Watch	222,202	124,499	172,270	114,534	74,635	567,514	262,686	—	1,538,340
Likely to become Bankrupt or Legally/Virtually Bankrupt	42,427	17,534	31,490	64,040	13,747	116,095	21,826	—	307,159
Foreign	12,825,177	4,000,895	1,950,424	1,651,092	1,171,279	1,960,051	17,736,281	15,050	41,310,249
Normal	12,508,547	3,931,278	1,857,934	1,577,120	1,083,934	1,824,977	17,540,822	15,050	40,339,662
Close Watch	262,388	34,656	60,637	50,210	71,966	79,450	174,436	—	733,743
Likely to become Bankrupt or Legally/Virtually Bankrupt	54,242	34,961	31,853	23,762	15,379	55,624	21,023	—	236,844
Residential	¥688,000	¥747,161	¥607,237	¥919,359	¥811,469	¥9,077,669	¥23,960	¥—	¥12,874,855
Accrual	687,800	747,121	607,047	918,781	810,933	9,034,589	22,093	—	12,828,364
Nonaccrual	200	40	190	578	536	43,080	1,867	—	46,491
Card	¥12	¥147	¥240	¥239	¥181	¥587	¥403,687	¥67,749	¥472,842
Accrual	1	7	10	8	9	37	391,237	14,374	405,683
Nonaccrual	11	140	230	231	172	550	12,450	53,375	67,159
Krungsri	¥1,824,628	¥1,046,959	¥654,933	¥692,616	¥515,731	¥605,053	¥2,427,923	¥14,792	¥7,782,635
Performing	1,689,034	956,470	570,865	553,616	406,258	459,322	2,292,418	—	6,927,983
Under-Performing	108,770	66,555	67,504	111,435	85,928	98,103	104,652	—	642,947
Non-Performing	26,824	23,934	16,564	27,565	23,545	47,628	30,853	14,792	211,705
Other	¥551,560	¥190,786	¥108,148	¥48,867	¥19,875	¥80,252	¥410,922	¥—	¥1,410,410
Accrual	549,274	187,638	106,522	47,235	17,832	75,726	396,334	—	1,380,561
Nonaccrual	2,286	3,148	1,626	1,632	2,043	4,526	14,588	—	29,849

Note:
(1)Total loans in the above table do not include loans held for sale, and represent balances without adjustments in relation to unearned income, unamortized premiums and deferred loan fees.
The MUFG Group classifies loans into risk categories based on relevant information about the ability of borrowers to service their debt, including, but not limited to, historical and current financial information, historical and current payment experience, credit documentation, public and non-public information about borrowers and current economic trends as deemed appropriate to each segment.
The primary credit quality indicator for loans within all classes of the Commercial segment is the internal credit rating assigned to each borrower based on the MUFG Group’s internal borrower ratings of 1 through 15, with the rating of 1 assigned to a borrower with the highest quality of credit. When assigning a credit rating to a borrower, the MUFG Group evaluates the borrower’s expected debt-service capability based on various information, including financial and operating information of the borrower as well as information on the industry in which the borrower operates, and the borrower’s business profile, management and compliance system. In evaluating a borrower’s debt-service capability, the MUFG Group also conducts an assessment of the level of earnings and an analysis of the borrower’s net worth. Based on the internal borrower rating, loans within the Commercial segment are categorized as Normal (internal borrower ratings of 1 through 9), Close Watch (internal borrower ratings of 10 through 12), and Likely to become Bankrupt or Legally/Virtually Bankrupt (internal borrower ratings of 13 through 15).
Loans to borrowers categorized as Normal represent those that are not deemed to have collectibility issues.
Loans to borrowers categorized as Close Watch represent those that require close monitoring as the borrower has begun to exhibit elements of potential concern with respect to its business performance and financial condition, the borrower has begun to exhibit elements of serious concern with respect to its business performance and financial condition, including business problems requiring long-term solutions, or the borrower’s loans are TDRs or loans contractually past due 90 days or more for special reasons.
Loans to borrowers categorized as Likely to become Bankrupt or Legally/Virtually Bankrupt represent those that have a higher probability of default than those categorized as Close Watch due to serious debt repayment problems with poor progress in achieving restructuring plans, the borrower being considered virtually bankrupt with no prospects for an improvement in business operations, or the borrower being legally bankrupt with no prospects for continued business operations because of non-payment, suspension of business, voluntary liquidation or filing for legal liquidation.
The accrual status is a primary credit quality indicator for loans within the Residential segment, the Card segment and the Other segment. The accrual status of these loans is determined based on the number of delinquent payments. See Note 1 for further details of categorization of Accrual and Nonaccrual.
Commercial loans within the MUAH segment are categorized as either pass or criticized based on the internal credit rating assigned to each borrower. Criticized credits are those that are internally risk graded as Special Mention, Substandard or Doubtful. Special Mention credits are potentially weak, as the borrower has begun to exhibit deteriorating trends, which, if not corrected, may jeopardize repayment of the loan and result in further downgrade. Classified credits are those that are internally risk graded as Substandard or Doubtful. Substandard credits have well-defined weaknesses, which, if not corrected, could jeopardize the full satisfaction of the debt. A credit classified as Doubtful has critical weaknesses that make full collection improbable on the basis of currently existing facts and conditions.
Loans within the Krungsri segment are categorized as Performing, Under-Performing or Non-Performing based on their delinquency status. Loans categorized as Under-Performing generally represent those that have significant increases in credit risk since origination, including, among other things, loans that are 30 days or more past due, and loans categorized as Non-Performing generally represent those that are 90 days or more past due.
For the Commercial, Residential and Card segments, credit quality indicators are based on information as of March 31. For the MUAH, Krungsri and Other segments, credit quality indicators are generally based on information as of December 31.

Allowance for Credit Losses
Changes in the allowance for credit losses by portfolio segment for the fiscal years ended March 31, 2021, 2022 and 2023 are shown below:

Fiscal year ended March 31, 2021:	Commercial	Residential	Card	MUAH	Krungsri	Other	Total
	(in millions)
Allowance for credit losses:
Balance at beginning of fiscal year	¥482,275	¥34,746	¥35,180	¥58,995	¥169,626	¥28,718	¥809,540
Effect of adopting new guidance on measurement of credit losses on financial instruments(1)	83,828	49,494	14,262	25,037	118,333	32,750	323,704
Provision for credit losses	235,584	1,385	17,876	90,064	90,167	49,134	484,210
Charge-offs	77,904	2,745	24,564	40,376	93,192	51,725	290,506
Recoveries collected	9,262	13	1,463	4,362	23,415	6,567	45,082
Net charge-offs	68,642	2,732	23,101	36,014	69,777	45,158	245,424
Other(2)	1,532	—	—	(6,327)	(14,953)	(3,891)	(23,639)
Balance at end of fiscal year	¥734,577	¥82,893	¥44,217	¥131,755	¥293,396	¥61,553	¥1,348,391

Fiscal year ended March 31, 2022:	Commercial	Residential	Card	MUAH	Krungsri	Other	Total
	(in millions)
Allowance for credit losses:
Balance at beginning of fiscal year	¥734,577	¥82,893	¥44,217	¥131,755	¥293,396	¥61,553	¥1,348,391
Provision for (reversal of) credit losses	236,659	(10,899)	15,473	(101,112)	90,514	47,360	277,995
Charge-offs	57,848	2,121	20,153	19,208	83,474	55,208	238,012
Recoveries collected	11,898	14	1,231	9,532	22,890	13,150	58,715
Net charge-offs	45,950	2,107	18,922	9,676	60,584	42,058	179,297
Other(2)	8,800	—	—	9,398	(940)	6,354	23,612
Balance at end of fiscal year	¥934,086	¥69,887	¥40,768	¥30,365	¥322,386	¥73,209	¥1,470,701

Fiscal year ended March 31, 2023:	Commercial	Residential	Card	Krungsri	Other(3)	Total
	(in millions)
Allowance for credit losses:
Balance at beginning of fiscal year	¥934,086	¥69,887	¥40,768	¥322,386	¥103,574	¥1,470,701
Transfer from MUAH to Commercial segment	33,062				(33,062)	—
Provision for (reversal of) credit losses	(113,886)	(9,511)	19,236	70,729	41,580	8,148
Charge-offs	158,780	645	18,255	95,489	55,922	329,091
Recoveries collected	18,784	16	720	25,457	24,506	69,483
Net charge-offs	139,996	629	17,535	70,032	31,416	259,608
Other(2)	6,323	—	—	34,948	12,386	53,657
Balance at end of fiscal year	¥719,589	¥59,747	¥42,469	¥358,031	¥93,062	¥1,272,898

Notes:
(1)Effective as of April 1, 2020, the MUFG Group adopted new guidance on measurement of credit losses on financial instruments.
(2)Other is principally comprised of gains or losses from foreign exchange translation.
(3)For the fiscal year ended March 31, 2023, the beginning balance and the ending balance of the Other segment in the above table includes the allowance for credit losses of ¥30,365 million and ¥3,428 million, respectively, which were previously included in the MUAH segment.

Nonperforming loans were actively disposed of by sales during recent years. The allocated allowance for credit losses for such loans was removed from the allowance for credit losses and transferred to the valuation allowance for loans held for sale upon a decision to sell. Net charge-offs in the above table include a decrease from charge-offs in the allowance for credit losses amounting to ¥16.8 billion, ¥0.4 billion and ¥79.9 billion for the fiscal years ended March 31, 2021, 2022 and 2023, respectively, due to loan disposal activity.
The MUFG Group sold ¥1,684 billion, ¥2,011 billion and ¥2,879 billion of loans within the Commercial segment during the fiscal years ended March 31, 2021, 2022 and 2023, respectively.
The MUFG Group sold ¥586 billion and ¥518 billion of loans within the MUAH segment during the fiscal years ended March 31, 2021 and 2022, respectively. The MUFG Group sold ¥556 billion of loans within the current Other segment, previously included in the MUAH segment, during the fiscal year ended March 31, 2023.

Collateral Dependent Loans
The MUFG Group uses, as a practical expedient, the fair value of the collateral when recording the net carrying amounts of loans and determining the allowance for credit losses of such loans, for which the repayment is expected to be provided substantially through the operation or sale of the collateral, when the borrower is experiencing financial difficulty based on the assessment as of the reporting date.
For the Commercial, MUAH, Krungsri and Other segments, collateral relating to these loans is comprised primarily of real estate, and to a lesser extent, exchange traded equity securities and deposits etc. For the Residential segment, collateral on these loans was mainly real estate.